Shareholder Fees - FidelityEnhancedIndexETFsCombo-PRO	Dec. 30, 2023 USD ($)
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Value ETF
Shareholder Fees:
(fees paid directly from your investment)	none